Other operating expenses	6 Months Ended
Jun. 30, 2021
Other operating expenses [Abstract]
Other operating expenses
15

Other operating expenses
Other operating expenses
1 January to 30 June
in EUR million
2021 2020
Regulatory costs 759 663
Audit and non-audit services 16 14
IT related expenses 387 388
Advertising and public relations 149 166
External advisory fees 147 186
Office expenses 141 163
Travel and accommodation

expenses
24 43
Contributions and subscriptions 59 56
Postal charges 20 21
Depreciation of property and equipment 285 281
Amortisation of intangible assets 133 121
Impairments and reversals of impairments of tangible and intangible assets 23 333
Addition to / (unused amounts reversed of) provision for reorganisations 88 -2
Addition to / (unused amounts reversed of) other provisions 49 -14
Other 341 284
2,621 2,703
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund
(SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2021, are contributions to DGS of EUR 260

million (first six months of 2020: EUR
203

million) mainly related to the Netherlands, Germany,
Belgium, Poland, and Spain and contributions to the SRF and

local resolution funds of EUR
308

million (first six
months of 2020: EUR 277

million). The increase in contributions of DGS and SRF relates to increased deposits.
In 2021 local bank taxes increased by EUR 8

million from EUR
183

million in the first six months of 2020 to EUR
191

million.
Impairments and reversals of impairments on tangible and intangible assets
Impairments on tangible and intangible assets in the first six months of 2021 mainly relate to impairments on
capitalised software.

Impairments on tangible and intangible assets in the first six months of 2020 included

EUR
310

million goodwill
impairment in the cash generating units Retail Belgium and Wholesale Banking.